Property, Plant and Equipment Impairment Test of Property, Plant and Equipment (Details)	Dec. 31, 2017 CAD / bbl	Dec. 31, 2017 $ / bbl	Dec. 31, 2017 CAD / MMbtu	Dec. 31, 2017 $ / CAD	Dec. 31, 2016 CAD / bbl	Dec. 31, 2016 $ / bbl	Dec. 31, 2016 CAD / MMbtu	Dec. 31, 2016 $ / CAD
2017 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices					70.51	55.00
Closing foreign exchange rate | $ / CAD								0.780
2017 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu							3.44
2018 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	69.62	55.00			79.27	65.00
Closing foreign exchange rate | $ / CAD				0.790				0.820
2018 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			2.85				3.27
2019 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	79.27	65.00			82.35	70.00
Closing foreign exchange rate | $ / CAD				0.820				0.850
2019 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			3.11				3.22
2020 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	82.35	70.00			84.00	71.40
Closing foreign exchange rate | $ / CAD				0.850				0.850
2020 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			3.65				3.91
2021 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	85.88	73.00			85.68	72.83
Closing foreign exchange rate | $ / CAD				0.850				0.850
2021 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			3.80				4.00
2022 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	87.60	74.46			87.39	74.28
Closing foreign exchange rate | $ / CAD				0.850				0.850
2022 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			3.95				4.10
2023 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	89.35	75.95			89.14	75.77
Closing foreign exchange rate | $ / CAD				0.850				0.850
2023 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			4.05				4.19
2024 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	91.14	77.47			90.93	77.29
Closing foreign exchange rate | $ / CAD				0.850				0.850
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			4.15				4.29
2025 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	92.96	79.02			92.74	78.83
Closing foreign exchange rate | $ / CAD				0.850				0.850
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			4.25				4.40
2026 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	94.82	80.60			94.60	80.41
Closing foreign exchange rate | $ / CAD				0.850				0.850
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			4.36				4.50
2027 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	96.72	82.21			96.49	82.02
Closing foreign exchange rate | $ / CAD				0.850				0.850
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			4.46				4.61
2028 | WTI Derivative Contracts – Canadian Dollar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Asset Impairment Calculation, Forecast Benchmark, Commodity Prices	98.65	83.85
Closing foreign exchange rate | $ / CAD				0.850
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar, 2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate | CAD / MMbtu			4.57